Affiliate Transactions (Textual) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Mar. 07, 2014
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	75.00%	50.00%		50.00%
Due from Affiliate, Current	$ 112.1		$ 121.6
Segment profit	184.7	137.3
Accounts payable to related party	11.1		3.0
Allocated Share-based Compensation Expense	13.8	4.0
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Operating expenses - affiliates		5.9
Devon Energy Corporation [Member]
Related Party Transaction [Line Items]
Allocated Share-based Compensation Expense		2.8
Pension and Other Postretirement Benefit Expense		1.6
Gulf Coast Fractionators [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	38.75%	38.75%
Sales Revenue, Net [Member] | Devon Energy Corporation [Member]
Related Party Transaction [Line Items]
Concentration Risk, Percentage	17.80%	68.00%
Transmission Service Agreement [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Operating expenses - affiliates		0.3
Other Income	$ 0.1